Convertible preferred shares (Details) In Thousands, except Share data, unless otherwise specified			0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended		22 Months Ended	4 Months Ended	12 Months Ended		0 Months Ended
	Nov. 01, 2013 Baidu	Jun. 22, 2011 Baidu	Jul. 20, 2011 Convertible preferred shares CNY	Jun. 22, 2011 Convertible preferred shares	Dec. 31, 2013 Convertible preferred shares	Nov. 08, 2007 Series A Preferred Shares item	Oct. 30, 2006 Series A Preferred Shares USD ($)	Dec. 31, 2013 Series A Preferred Shares CNY	Dec. 31, 2013 Series B Preferred Shares CNY	Sep. 04, 2009 Series B Preferred Shares USD ($)	Feb. 24, 2010 Series C Preferred Shares USD ($)	Dec. 31, 2009 Series C Preferred Shares CNY	Dec. 31, 2013 Series C Preferred Shares	Jul. 20, 2011 Class A ordinary shares USD ($)	Jul. 20, 2011 Class B ordinary share USD ($)	Jul. 20, 2011 Class C ordinary shares USD ($)	Jul. 20, 2011 Ordinary shares USD ($)	Dec. 31, 2013 Ordinary shares	Jul. 20, 2011 Ordinary shares Baidu
Convertible preferred shares
Number of shares issued							26,513,257			23,655,035	14,685,829
Total consideration of shares issued							$ 2,513			$ 8,325	$ 13,993
Number of shares repurchased						1,154,441
Conversion ratio of Convertible Preferred Shares																		1
Number of preferred shareholders from whom shares are repurchased						1
Request of holder of minimum percentage of outstanding shares required for redemption													65.00%
Accretion charge recognized												1,031
Number of shares converted			61,297,314	1,632,965
Equity interest (as a percent)	54.10%	60.00%																	60.00%
Number of shares issued upon conversion of convertible preferred stock														991,348	49,971,749	6,718,399	3,615,818
Dividends declared (in dollars per share)														$ 1.6113	$ 3.5475	$ 2.3655	$ 3.4074
Dividends declared			1,337,604
Number of shares issued for each share of Class A ordinary share that is converted																	1.77606
Number of shares issued for each share of Class B ordinary share that is converted																	0.93950
Number of shares issued for each share of Class C ordinary share that is converted																	1.45001
Number of shares issued upon conversion of convertible preferred stock and other classes of stock																	63,699,680
Minimum percentage change in fair value of shares required for extinguishment					10.00%
Increase in total fair value								4,936	26,245
Increase in total fair value (as a percent)								0.60%	3.50%